ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I - BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 661,390	$ 103,787	¥ 1,189,620	¥ 581,281
Short-term investments	182,556	28,647	300,167
Prepayments and other current assets	242,199	38,006	311,797
Total current assets	2,801,737	439,654	2,872,704
Total assets	3,145,833	493,650	3,026,489
Other non-current liabilities	1,537	241	3,736
Total liabilities	2,297,129	360,469	1,695,844
SHAREHOLDERS' EQUITY (DEFICIT)
Treasury shares (1,997,620 and 2,330,620 shares as of December 31 2020 and 2021)	(40,859)	(6,412)	(34,972)	¥ (22,991)
Additional paid-in capital	2,817,789	442,173	2,669,279
Accumulated deficit	(3,009,678)	(472,284)	(2,339,868)
Accumulated other comprehensive income	59,371	9,317	62,911
Total shareholders' equity (deficit)	(173,321)	(27,197)	357,405
Total liabilities, mezzanine equity and equity (deficit)	3,145,833	493,650	3,026,489
Ordinary shares Class A
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares, value	31	5	30
Ordinary shares Class B
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares, value	25	4	25
Parent
Current assets:
Cash and cash equivalents	12,943	2,031	14,696
Short-term investments	32,156	5,046
Prepayments and other current assets	4,291	674	355,942
Total current assets	49,390	7,751	370,638
Total assets	49,390	7,751	370,638
Other current liabilities	51,306	8,051	9,497
Deficit of investments in subsidiaries and consolidated VIEs	169,868	26,656
Other non-current liabilities	1,537	241	3,736
Total liabilities	222,711	34,948	13,233
SHAREHOLDERS' EQUITY (DEFICIT)
Treasury shares (1,997,620 and 2,330,620 shares as of December 31 2020 and 2021)	(40,859)	(6,412)	(34,972)
Additional paid-in capital	2,817,789	442,173	2,669,279
Accumulated deficit	(3,009,678)	(472,284)	(2,339,868)
Accumulated other comprehensive income	59,371	9,317	62,911
Total shareholders' equity (deficit)	(173,321)	(27,197)	357,405
Total liabilities, mezzanine equity and equity (deficit)	49,390	7,751	370,638
Parent | Ordinary shares Class A
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares, value	31	5	30
Parent | Ordinary shares Class B
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares, value	¥ 25	$ 4	¥ 25